LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Obligation Recognized for Defined Benefit Plans) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
At January 1	₪ 42	₪ 43
Current service cost	14	10
Interest expense (income)	1	2
Employer contributions	(8)	(8)
Benefits paid	(6)	(4)
Remeasurements:
Experience changes	8	(2)
Return on plan assets	16	1
At December 31	35	42
Present value of obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	154	150
Current service cost	14	10
Interest expense (income)	3	4
Benefits paid	(16)	(8)
Remeasurements:
Experience changes	8	(2)
At December 31	163	154
Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	(112)	(107)
Interest expense (income)	(2)	(2)
Employer contributions	(8)	(8)
Benefits paid	10	4
Remeasurements:
Return on plan assets	(16)	1
At December 31	₪ (128)	₪ (112)